Postretirement Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Matching contribution	4.00%
Defined contribution plan	$ 4.9	$ 3.8